COMMITMENTS, GUARANTEES, PRODUCT WARRANTIES AND OTHER LOSS CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability	An analysis of changes in the liability for product warranties follows.

	2022	2021	2020
Balance at January 1	$1,730	$1,897	$2,013
Current-year provisions(a)	1,081	635	582
Expenditures	(768)	(724)	(709)
Other changes	(83)	(78)	11
Balance at December 31	$1,960	$1,730	$1,897
(a) The increase in current-year provisions is primarily related to Renewable Energy, which was substantially all due to changes in estimates on pre-existing warranties and related to the deployment of repairs and other corrective measures.